Disposal of Subsidiaries (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal of Subsidiaries (Textual)
Total gain on disposal of subsidiaries			¥ 6,060,758
Disposals [Member]
Disposal of Subsidiaries (Textual)
Consideration received on disposal of subsidiaries			284,550,000
Total gain on disposal of subsidiaries			¥ 6,060,758